Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Current assets:
Cash and cash equivalents	$ 13,195,999	$ 15,350,197
Restricted cash	1,347,246	1,304,518
Accounts receivable, net of allowance for doubtful accounts of $2,197,396 and $3,066,937, respectively	19,658,188	21,297,261
Accounts receivable – related parties		3,981,697
Notes receivable	1,410,613	2,593,018
Inventories	24,867,708	22,721,265
Advances to suppliers	3,369,468	3,806,420
Advances to suppliers – related parties		5,550,504
Other receivables	552,633	475,793
Total current assets	64,401,855	77,080,673
Property, plant and equipment, net	5,989,136	7,208,705
Land use rights, net	1,069,891	1,234,636
Long-term investments	12,836,916	14,171,928
Deferred tax assets	338,729	549,921
TOTAL ASSETS	84,636,527	100,245,863
Current liabilities:
Accounts payable	919,492	1,713,716
Accounts payable - related parties	2,439,105
Accrued expenses and other current liabilities	1,771,245	2,048,979
Notes payable	548,253	2,312,556
Advances from customers	4,401,440	4,667,084
Due to related parties	606,986	514,913
Short-term borrowings	11,888,662	33,459,043
Tax payable	3,126,778	4,051,158
Total current liabilities	25,701,961	48,767,449
Long-term borrowing	9,300,625
TOTAL LIABILITIES	35,002,586	48,767,449
COMMITMENTS AND CONTIGENCIES
Shareholders’ equity:
Common stock, $0.0002 par value, 250,000,000 shares authorized, 13,239,182 and 13,127,000 shares issued and outstanding at September 30, 2022 and September 30, 2021	2,648	2,625
Additional paid-in capital	44,211,313	44,211,336
Statutory reserves	494,223	255,705
Retained earnings	3,802,265	2,116,581
Accumulated other comprehensive income	873,059	4,627,661
Total equity attributable to Huadi International Group Co., Ltd.	49,383,508	51,213,908
Equity attributable to non-controlling interests	250,433	264,506
Total shareholders’ equity	49,633,941	51,478,414
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 84,636,527	$ 100,245,863